UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FundX Investment Group, LLC
Address: 235 Montgomery Street, Suite 1049
         San Francisco, CA  94104-3008

13F File Number:  028-12906

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Kuan
Title:     CCO
Phone:     (415) 986-7979

Signature, Place, and Date of Signing:

 /s/     Bernardo Kuan     San Francisco, CA     February 1, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $230,364 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLAYMORE EXCHANGE TRD FD TR    GUGG BULL 2013   18383M449    12207   473151 SH       SOLE                   473151        0        0
ISHARES INC                    MSCI EMU INDEX   464286608    28866   862697 SH       SOLE                   862697        0        0
ISHARES INC                    MSCI PAC J IDX   464286665      957    20300 SH       SOLE                    20300        0        0
ISHARES INC                    MSCI GERMAN      464286806      971    39300 SH       SOLE                    39300        0        0
ISHARES INC                    MSCI MEX INVEST  464286822      980    13900 SH       SOLE                    13900        0        0
ISHARES INC                    MSCI HONG KONG   464286871     5175   266467 SH       SOLE                   266467        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109      426    14500 SH       SOLE                    14500        0        0
ISHARES TR                     S&P 100 IDX FD   464287101      298     4600 SH       SOLE                     4600        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    30322   533281 SH       SOLE                   533281        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     3099    54500 SH  CALL SOLE                    54500        0        0
ISHARES TR                     CORE S&P MCP ETF 464287507      590     5800 SH       SOLE                     5800        0        0
ISHARES TR                     NASDQ BIO INDX   464287556    14132   102987 SH       SOLE                   102987        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     4784    65700 SH       SOLE                    65700        0        0
ISHARES TR                     S&P MIDCP VALU   464287705     4760    54000 SH       SOLE                    54000        0        0
ISHARES TR                     S&P SMLCP VALU   464287879     3900    48200 SH       SOLE                    48200        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      395     9700 SH       SOLE                     9700        0        0
ISHARES TR                     MSCI VAL IDX     464288877      846    17400 SH       SOLE                    17400        0        0
POWERSHARES ETF TRUST          DYN PHRMA PORT   73935X799     2248    65114 SH       SOLE                    65114        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     1719    43100 SH       SOLE                    43100        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      541    11400 SH       SOLE                    11400        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     8464   516383 SH       SOLE                   516383        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     3987    28000 SH       SOLE                    28000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    27272   191500 SH  CALL SOLE                   191500        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    14647   550635 SH       SOLE                   550635        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     6866    81706 SH       SOLE                    81706        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874    51341  1051202 SH       SOLE                  1051202        0        0
VANGUARD WORLD FD              MEGA GRWTH IND   921910816      571    10300 SH       SOLE                    10300        0        0